Schedule of Stockholders' Equity Note, Warrants or Rights, Activity (Details)	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011
Capital Stock Schedule Of Stockholders' Equity Note, Warrants Or Rights, Activity 1		2,439,320
Capital Stock Schedule Of Stockholders' Equity Note, Warrants Or Rights, Activity 2		1.29
Capital Stock Schedule Of Stockholders' Equity Note, Warrants Or Rights, Activity 3		1,610,038
Capital Stock Schedule Of Stockholders' Equity Note, Warrants Or Rights, Activity 4		1.13
Capital Stock Schedule Of Stockholders' Equity Note, Warrants Or Rights, Activity 5		0
Capital Stock Schedule Of Stockholders' Equity Note, Warrants Or Rights, Activity 6		0
Capital Stock Schedule Of Stockholders' Equity Note, Warrants Or Rights, Activity 7		1,209,282
Capital Stock Schedule Of Stockholders' Equity Note, Warrants Or Rights, Activity 8		1.42
Capital Stock Schedule Of Stockholders' Equity Note, Warrants Or Rights, Activity 9		(1,608,038)
Capital Stock Schedule Of Stockholders' Equity Note, Warrants Or Rights, Activity 10		1.24
Capital Stock Schedule Of Stockholders' Equity Note, Warrants Or Rights, Activity 11		(380,000)
Capital Stock Schedule Of Stockholders' Equity Note, Warrants Or Rights, Activity 12		1.03
Capital Stock Schedule Of Stockholders' Equity Note, Warrants Or Rights, Activity 13		(264,800)
Capital Stock Schedule Of Stockholders' Equity Note, Warrants Or Rights, Activity 14		1.49
Capital Stock Schedule Of Stockholders' Equity Note, Warrants Or Rights, Activity 15		0
Capital Stock Schedule Of Stockholders' Equity Note, Warrants Or Rights, Activity 16		0
Capital Stock Schedule Of Stockholders' Equity Note, Warrants Or Rights, Activity 17		566,482
Capital Stock Schedule Of Stockholders' Equity Note, Warrants Or Rights, Activity 18		1.33
Capital Stock Schedule Of Stockholders' Equity Note, Warrants Or Rights, Activity 19		2,439,320
Capital Stock Schedule Of Stockholders' Equity Note, Warrants Or Rights, Activity 20		1.29
Capital Stock Schedule Of Stockholders' Equity Note, Warrants Or Rights, Activity 1	566,482
Capital Stock Schedule Of Stockholders' Equity Note, Warrants Or Rights, Activity 2	1.33
Capital Stock Schedule Of Stockholders' Equity Note, Warrants Or Rights, Activity 3	2,439,320
Capital Stock Schedule Of Stockholders' Equity Note, Warrants Or Rights, Activity 4	1.29
Capital Stock Schedule Of Stockholders' Equity Note, Warrants Or Rights, Activity 5	0
Capital Stock Schedule Of Stockholders' Equity Note, Warrants Or Rights, Activity 6	0
Capital Stock Schedule Of Stockholders' Equity Note, Warrants Or Rights, Activity 7	0
Capital Stock Schedule Of Stockholders' Equity Note, Warrants Or Rights, Activity 8	0
Capital Stock Schedule Of Stockholders' Equity Note, Warrants Or Rights, Activity 9	(1,608,038)
Capital Stock Schedule Of Stockholders' Equity Note, Warrants Or Rights, Activity 10	1.24
Capital Stock Schedule Of Stockholders' Equity Note, Warrants Or Rights, Activity 11	0
Capital Stock Schedule Of Stockholders' Equity Note, Warrants Or Rights, Activity 12	(264,800)
Capital Stock Schedule Of Stockholders' Equity Note, Warrants Or Rights, Activity 13	1.49
Capital Stock Schedule Of Stockholders' Equity Note, Warrants Or Rights, Activity 14	566,482
Capital Stock Schedule Of Stockholders' Equity Note, Warrants Or Rights, Activity 15	1.33
Capital Stock Schedule Of Stockholders' Equity Note, Warrants Or Rights, Activity 16	566,482
Capital Stock Schedule Of Stockholders' Equity Note, Warrants Or Rights, Activity 17	1.33